Document and Entity Information	Feb. 18, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	FISERV INC
Amendment Flag	false
Entity Central Index Key	0000798354
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 18, 2022
Entity Incorporation State Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	255 Fiserv Drive
Entity Address, City or Town	Brookfield
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53045
City Area Code	(262)
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FISV
Security Exchange Name	NASDAQ
Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2023
Trading Symbol	FISV23
Security Exchange Name	NASDAQ
Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	FISV27
Security Exchange Name	NASDAQ
Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2030
Trading Symbol	FISV30
Security Exchange Name	NASDAQ
Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2025
Trading Symbol	FISV25
Security Exchange Name	NASDAQ
Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2031
Trading Symbol	FISV31
Security Exchange Name	NASDAQ